The Securities and Exchange Commission has not approved or disapproved of these securities or passed on the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Transamerica Investors, Inc.

on behalf of Transamerica Premier Funds

Institutional Equity Fund

Supplement Dated July 15, 2004 to Prospectus dated June 1, 2004.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

TO REQUEST ADDITIONAL COPIES OF THE PROSPECTUS, PLEASE CALL 1-800-892-7587.

The following replaces the information under the bullet “Instruct your bank to wire money to:” on page 5 of your prospectus:

Bank of America, NA

ABA number 0260-0959-3

DDA number 5486005514

The following replaces the information under the bullet “Specify on the wire:” on page 5 of your prospectus:

a.              AEGON/Transamerica Investor Services, Inc.;

b.	Identify the Funds you would like to purchase and dollar amount to be allocated to each Fund (for example, $5,000 in the Transamerica Premier Institutional Equity Fund);

c.	Your account number; and

d.              Your name and address.